Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Company's Revenue Based on Nature of Products and Services
The following table disaggregates the Company’s revenue based on the nature of the products and services:

	Year Ended December 31,
(in thousands)	2021	2020
Hardware	$64,974	$52,119
Consumables	19,567	$15,498
Services	6,680	$4,234

Total Revenue	$91,221	$71,851